Leases - Additional Information (Detail) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)
Leases [Abstract]
Operating lease, weighted average remaining lease term	6 years 3 months 18 days	6 years 3 months 18 days
Operating lease, weighted average discount rate	4.52%	4.52%
Lease Term Of Contract	12 months	12 months
Short-term lease cost	¥ 225	$ 32	¥ 226